Depreciation and amortisation (Tables)	12 Months Ended
Mar. 31, 2026
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Disclosure of Schedule of Depreciation, Amortisation and Impairment

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Depreciation of property, plant and equipment (refer Note 5)	15,628	18,941	23,503	250
Amortisation of intangible assets (refer Note 6)	1,485	1,632	1,877	20
Impairment loss on Goodwill (refer Note 6)	—	—	812	9
Impairment loss on intangible assets (refer Note 6)	—	—	160	2
Depreciation of right of use assets (refer Note 7)	470	97	386	4
Total	17,583	20,670	26,738	285